Business Segment and Geographical Information - Distribution of Income Tax Charge by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Income tax charge	$ 51,133	$ 41,958	$ 46,569
Ireland
Segment Reporting Information [Line Items]
Income tax charge	38,788	29,096	20,345
Rest of Europe
Segment Reporting Information [Line Items]
Income tax charge	4,234	(434)	1,921
U.S.
Segment Reporting Information [Line Items]
Income tax charge	1,571	3,761	14,772
Other
Segment Reporting Information [Line Items]
Income tax charge	$ 6,540	$ 9,535	$ 9,531